Expense Example	Jan. 28, 2026 USD ($)
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	549
Expense Example, with Redemption, 3 Years	864
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	2,150
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,613
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	1,544
Keeley Small Cap Fund | Keeley Small Cap Fund CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	1,930
Keeley Small Cap Fund | Keeley Small Cap Fund CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	864
Expense Example, with Redemption, 5 Years	1,230
Expense Example, with Redemption, 10 Years	2,256
Keeley Small Cap Fund | Keeley Small Cap Fund CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,716
Keeley Small Cap Fund | Keeley Small Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,655
TETON Convertible Securities Fund | TETON Convertible Securities Fund CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	2,414
TETON Convertible Securities Fund | TETON Convertible Securities Fund CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	513
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,425
Expense Example, with Redemption, 10 Years	2,717
TETON Convertible Securities Fund | TETON Convertible Securities Fund CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,445
Expense Example, with Redemption, 10 Years	3,161
TETON Convertible Securities Fund | TETON Convertible Securities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,152
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,987
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	564
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,276
Expense Example, with Redemption, 10 Years	2,307
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	346
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	1,295
Expense Example, with Redemption, 10 Years	2,766
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,714
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,714
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	540
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	2,046
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	2,513
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,433